SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                /   /
                                                                        ---


         Pre-Effective Amendment No.                                  /   /

         Post-Effective Amendment No.   2                             / X /


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT              /   /
OF 1940


         Amendment No.    4                                         / X /


                        (Check appropriate box or boxes.)

Securities Management & Timing Funds - File Nos. 333-47429 and 811-8687 (Exact Name of Registrant as Specified in Charter)

620 Woodmere Avenue, Suite B, Traverse City, MI  49686
  (Address of Principal Executive Offices)                  (Zip Code)

Registrant's Telephone Number, including Area Code:   (616) 947-8200

Craig M. Pauly, Securities Management & Timing Funds, 620 Woodmere Avenue, Suite B, Traverse City, MI 49686

                     (Name and Address of Agent for Service)

                                  With copy to:
            Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.
                    3500 Carew Tower, Cincinnati, Ohio 45202


Approximate Date of Proposed Public Offering:


It is proposed  that this filing will become  effective:


/X/ immediately  upon filing  pursuant to paragraph  (b)
/ / on 9/20/99 pursuant to paragraph  (b)
/ / 60 days after filing  pursuant to paragraph  (a)(1)
/ / on (date)  pursuant to paragraph (a)(1)
/ / 75 days  after  filing  pursuant  to  paragraph  (a)(2)
/ / on (date)pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                  THE SMT FUND



PROSPECTUS                                                    September 20, 1999





                          620 Woodmere Avenue, Suite B
                          Traverse City, Michigan 49686
                         1-877-SMT-FUND (1-877-768-3863)



         The investment objective of The SMT Fund is to achieve a higher total return over the long term than the total return of the United States equity markets. The Fund seeks to achieve this objective by following a market timing strategy. The Fund attempts to be "in the market" (invested in a broad range of common stocks) when the market is rising and "out of the market" (invested in money market instruments) when the market is declining.
















         The Securities and Exchange  Commission has not approved or disapproved
these  securities  or  passed  upon  the  adequacy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS


ABOUT THE FUND.............................................................3
HOW THE FUND HAS PERFORMED.................................................4
COSTS OF INVESTING IN THE FUND.............................................4
HOW TO INVEST IN THE FUND..................................................5
HOW TO REDEEM SHARES.......................................................6
DETERMINATION OF NET ASSET VALUE...........................................8
OTHER INFORMATION ABOUT INVESTMENTS AND STRATEGIES.........................8
DIVIDENDS, DISTRIBUTION AND TAXES..........................................9
MANAGEMENT OF THE FUND....................................................10
YEAR 2000 ISSUE...........................................................10
FINANCIAL HIGHLIGHTS......................................................11

                                 ABOUT THE FUND

Investment Objective

         The investment objective of the Fund is to achieve a higher total return over the long term than the total return of the United States equity markets.

Principal Strategies

         The Fund seeks to achieve this objective by following a market timing strategy which is based on a proprietary investment model developed by the Fund's adviser. The Fund attempts to be "in the market" (invested in a broad range of common stocks) when the market is rising and "out of the market" (invested in money market instruments) when the market is declining.

         The adviser's market timing strategy uses a proprietary, computer-driven technical model that generates buy and sell signals. It is designed to take advantage of rising markets and avoid the risk of declining markets. When the technical indicators in the model generate a buy signal, the Fund will substantially invest in a broad range of high quality stocks selected by the adviser. When the indicators generate a sell signal, the stocks will be sold and the proceeds invested in money market instruments. The model does not recommend or select specific securities for purchase or sale by the Fund, but is designed to generate buy and sell signals for the market as a whole.

         If the strategy is successful, the Fund generally will participate in rising markets and avoid the risk of declining markets, and should outperform an equivalent portfolio held through periods of market decline. The Fund will generally compare its return to that of the S&P 500.

Principal Risks of Investing in the Fund


         The principal risk of investing in the Fund is that the adviser's market timing strategy will not be successful. At the moment of any buy or sell signal, the adviser will not know whether that particular signal will turn out to have indicated the start of a major or minor market move in either direction, or whether it will prove to be a false signal. The Fund could be exposed to declining markets and/or could miss a market rise if the adviser's model does not correctly predict market movements.

         In addition, the value of the Fund' shares may decrease in response to the activities and financial prospects of the individual companies in which the Fund invests. Common stocks are more volatile than some other investment choices, such as money market funds or U.S. treasury bills.


         The Fund's returns will vary and you could lose money by investing in the Fund.

Is the Fund Right for You?

         The Fund is designed for long term investors. It may be particularly appropriate for tax deferred retirement plans because of the tax consequences of the Fund's high portfolio turnover.

                           HOW THE FUND HAS PERFORMED


                         COSTS OF INVESTING IN THE FUND

         The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)1
Maximum Sales Charge (Load) Imposed on Purchases ...........................NONE
Maximum Deferred Sales Charge (Load)........................................NONE
Redemption Fee..............................................................NONE

Annual Fund Operating   (expenses that are deducted from Fund assets)2
Management Fees............................................................4.88%
Distribution (12b-1) Fees...................................................NONE
Other Expenses.............................................................0.11%
Total Annual Fund Operating Expenses.......................................4.99%


1  Processing organizations may impose transactional fees on shareholders.
2 The adviser's fee is equal to 4.95% of the Fund's average daily net assets, minus the amount by which the Fund's total expenses (including organizational expenses, but excluding brokerage, taxes, interest and extraordinary expenses) exceeds 4.99%. This means that the Fund's total annual operating expenses will be no more then 4.99%.


      Expense Example:

         The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:
         1 year            3 years          5 years           10 years
         ------            -------          -------           --------
         $524              $1, 648          $2,882            $6,526

                            HOW TO INVEST IN THE FUND

     The minimum initial investment in the Fund is $10,000 ($2,000 for qualified retirement accounts and medical savings accounts) and minimum subsequent investments are $100.

Initial Purchase

         By Mail - You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check made payable to The SMT Fund, and sent to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below:

U.S. Mail:        The SMT Fund                       Overnight:        The SMT Fund
                  c/o Unified Fund Services, Inc.                      c/o Unified Fund Services,Inc.
                  P.O. Box 6110                                        431 N. Pennsylvania St.
                  Indianapolis, Indiana 46204-6110                     Indianapolis, Indiana  46204


         By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call the Fund at 877-SMT-FUND to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application by facsimile. Then, provide your bank with the following information for purposes of wiring your investment:

                  Firstar Bank, N.A. Cinti/Trust
                  ABA #0420-0001-3
                  Attn:  The SMT Fund
                  D.D.A. #488920604
                  Account Name _________________ (write in shareholder name) For the Account # ______________ (write in account number)

         You must mail a signed application to the Fund's custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund and the custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

         You may purchase additional shares of the Fund at any time (minimum of $100) by mail, wire, or automatic investment. Each additional mail purchase request must contain:

         - your name.......              - the name of your account(s);
         - your account number(s)        - a check made payable to The SMT Fund.

         Checks should be sent to The SMT Fund at the address indicated throughout this prospectus. A bank wire should be sent as outlined above. ACH (Automatic Clearing House) transactions should be established in advance by contacting the Fund's transfer agent.

Automatic Investment Plan

         You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

Tax Sheltered Retirement Plans

         Because of the tax consequences of the Fund's investment strategies, the Fund may be a particularly appropriate investment for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax adviser regarding these plans. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the transfer agent.

Other Purchase Information

         The Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                              HOW TO REDEEM SHARES

         You may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. There is no charge for wire redemptions; however, the Fund may charge for this service in the future. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.


     By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

                        The SMT Fund
                        c/o Unified Fund Services, Inc.
                        431 N. Pennsylvania St.
                        Indianapolis, Indiana  46204

         "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or the transfer agent, you may be required to furnish additional legal documents prior to redemption to insure proper authorization.

         By Telephone - You may redeem any part of your account in the Fund by calling the Fund's transfer agent at 877-SMT-FUND. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The Fund or transfer agent may terminate the telephone redemption and exchange procedures at any time. During periods of extreme market activity it is possible that you may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

         Additional Information - If you are not certain of the requirements for a redemption, please call the Fund's transfer agent at (877) SMT-FUND. Redemptions specifying a certain date or share price cannot be accepted and will be returned. We will mail you the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $10,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. Your shares are subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                        DETERMINATION OF NET ASSET VALUE

         The price you pay for your shares is based on the Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

         The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value.

         Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

               OTHER INFORMATION ABOUT INVESTMENTS AND STRATEGIES

         Over the past eight years, the adviser's model has generated an average of 32 buy signals and 28 sell signals annually. Based on the buy and sell signals, the adviser's model has been "in the market" an average of 50% of each year and "out of the market" an average of 50% of each year. The Fund, therefore, can be expected to have extremely high portfolio turnover, which will result in significantly greater short term capital gains (or losses) and transaction costs than funds with lower portfolio turnover. During the period June 5, 1998 (the Fund's inception) to May 31, 1999, the Fund's portfolio turnover was 10,711%. Short term gains are taxable to some shareholders as ordinary income (see "Taxes" below). Therefore, you should be aware that the Fund's anticipated portfolio turnover may result in substantial ordinary income to shareholders. Investment through a tax deferred retirement plan account may be preferable for that reason.

         When the Fund is in the market, the adviser generally intends to stay fully invested (subject to liquidity requirements) in common stock. The Fund normally will invest primarily in common stocks of companies whose securities, in the opinion of the adviser, are well established and enjoy an acceptable degree of liquidity. Most equity securities in the Fund's portfolio are listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ over the counter market. The Fund may also invest in preferred stocks and warrants. Warrants are options to purchase equity securities at a specified price valid for a specific time period.

         When the Fund is out of the market, the Fund normally will hold all of its assets in money market instruments (high quality fixed income securities with maturities of less than one year), securities of money market funds or repurchase agreements fully collateralized by U.S. government obligations. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If the Fund acquires securities of money market funds, the shareholders of the Fund will be subject to duplicative management fees.

         The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which you considered appropriate at the time of your investment in the Fund.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         Dividends and Distributions. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders every December. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. Dividends paid by the Fund may be eligible in part for the dividends received deduction for corporations. The Fund expects that its distributions will consist primarily of short term capital gains.

         Taxes. In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. All income realized by the Fund, including short term capital gains, will be taxable to the shareholder as ordinary income. Because distributions of long term capital gains are subject to capital gains taxes, regardless of how long you have owned your shares, you may want to avoid making a substantial investment when the Fund is about to make a long term capital gains distribution. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility.

         Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

         The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your investment.


                             MANAGEMENT OF THE FUND

         The Fund retains Securities Management & Timing, Inc., 620 Woodmere Avenue, Suite B, Traverse City, Michigan 49686 as the Fund's investment adviser. Craig M. Pauly is the sole shareholder of the adviser and has served as President of the adviser since June of 1993. He has been managing equity accounts using the market timing strategy since January 1, 1992. Mr. Pauly is responsible for the day-to-day management of the Fund's portfolio.

          The Fund is authorized to pay the adviser a fee equal to an annual average rate of 4.95% of its average daily net assets, minus the amount by which the Fund's total expenses (including organizational expenses, but excluding brokerage, taxes, interest and extraordinary expenses) exceeds 4.99%. The adviser pays all of the operating expenses of the Fund except brokerage, taxes, interest, fees and expenses on non-interested person trustees and extraordinary expenses. For the period June 5, 1998 (inception) through May 31, 1999, the Fund paid the adviser a fee equal to 4.88% of its average daily net assets. The adviser may pay fees to certain fund consultants based on investments made and maintained by investors that the consultant has referred to the Fund.

                                 YEAR 2000 ISSUE

         Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the adviser or the Fund's various service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is common ly known as the "Year 2000 Issue."

         The adviser has taken steps that it believes are reasonably designed to address the Year 2000 Issue with respect to computer systems that are used and to obtain reasonable assurances that comparable steps are being taken by the Fund's major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund. In addition, the adviser cannot make any assurances that the Year 2000 Issue will not affect the companies in which the Fund invests or worldwide markets and economies.



                              FINANCIAL HIGHLIGHTS

                  The following table is intended to help you better understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns represent the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

                                                                     Year
                                                                     Ended
                                                                  May 31,1999
                                                                  -----------

PER SHARE OPERATING
     PERFORMANCE:
Net asset value, beginning ...................................     $ 10.00
     Income from investment
     Operations:
     Net investment income ...................................       (0.22)
     Net realized and unrealized
          gain (loss) on investments..........................        3.44
                                                                    ------
     Total from investment income ............................        3.22
Less distributions:
     Dividends from realized gains............................       (0.97)
     Dividend from net investment income......................        0.00
                                                                      ----
Total distribution............................................       (0.97)

Net asset value at end of period .............................    $  12.25
                                                                    ======

TOTAL RETURN (a)..............................................       33.14%

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period................................   $16,529,990

 Ratio of expenses to average net assets (b)..................        4.99%

 Ratio of net investment income to average net assets:(b).....       (1.94%)


     Portfolio turnover ......................................   10,710.86%


(a)  For the period June 5, 1998 (commencement of operations) to May 31, 1999.
(b)  Annualized.

Investment Adviser                              Transfer Agent and Administrator
Securities Management & Timing, Inc.            Unified Fund Services, Inc.
620 Woodmere Avenue, Suite B                    431 North Pennsylvania Street
Traverse City, Michigan  49686                  Indianapolis, Indiana  46204

Custodian                                       Auditors
Firstar Bank, N.A.                              McCurdy & Associates CPA's, Inc.
425 Walnut Street., M.L. 6118                   27955 Clemens Road
Cincinnati, Ohio  45202                         Westlake, Ohio  44145

Legal Counsel                                   Distributor
Brown, Cummins & Brown Co., LPA                 Unified Management Corporation
3500 Carew Tower                                431 North Pennsylvania Street
Cincinnati, Ohio 45202                          Indianapolis, Indiana  46204


[BACK COVER PAGE]

      Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations.
Shareholder  reports  contain  management's  discussion  of  market  conditions, investment strategies and performance results as of the Fund's latest semi-annual or annual fiscal year end.

         Call the Fund at 877-SMT-FUND to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

      You may also obtain information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission on their Internet site at http://www.sec.gov or at their Public Reference Room in Washington, D.C. Call the SEC at 800-SEC-0330 for room hours and operation. You may also obtain fund information by sending a written request and duplicating fee to the Public Reference Section of the SEC, Washington, D.C. 20549-6609.

                                  THE SMT FUND


                       STATEMENT OF ADDITIONAL INFORMATION


                              September 20, 1999

         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of The SMT Fund dated September 20, 1999. This SAI incorporates by reference the financial statements and independent auditor's report from the Fund's Annual Report to Shareholders for the fiscal year ended May 31, 1999 ("Annual Report"). A copy of the Prospectus can be obtained by writing the Fund at 620 Woodmere Avenue, Suite B, Traverse City, Michigan 49686, or by calling 1-877-SMT-FUND (1-877-768-3863).

                                TABLE OF CONTENTS
                                -----------------

                                                                           PAGE
                                                                           ----

DESCRIPTION OF THE TRUST AND FUND.........................................

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS.....

INVESTMENT LIMITATIONS....................................................

THE INVESTMENT ADVISER....................................................

TRUSTEES AND OFFICERS.....................................................

PORTFOLIO TRANSACTIONS AND BROKERAGE......................................

DETERMINATION OF SHARE PRICE..............................................

INVESTMENT PERFORMANCE....................................................

CUSTODIAN.................................................................

TRANSFER AGENT AND ADMINISTRATOR..........................................

ACCOUNTANTS...............................................................

DISTRIBUTOR...............................................................

FINANCIAL STATEMENTS......................................................

                        DESCRIPTION OF THE TRUST AND FUND

         The SMT Fund (the "Fund") was organized as a diversified series of Securities Management & Timing Funds (the "Trust") on February 20, 1998 and commenced operations on June 5, 1998. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated February 20, 1998 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is the only series currently authorized by the Trustees. The investment adviser to the Fund is Securities Management & Timing, Inc.

         The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are born by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitiled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights.

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         Upon sixty days prior written notice to shareholders, the Fund may make redemption payments in whole or in part in securities or other property if the Trustees determine that existing conditions make cash payments undesirable. For other information concerning the purchase and redemption of shares of the Fund, see "How to Invest in the Fund" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Fund's Prospectus.

      ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objective and Strategies").

Repurchase Agreements. Repurchase transactions are transactions by which the Fund purchases a U.S. Government obligation and simultaneously commits to resell that obligation to the seller at an agreed upon price and date. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased obligation. A repurchase transaction involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying U.S. Government obligation. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying U.S. Government obligation and losses. To minimize these possibilities, the Fund intends to enter into repurchase agreements only with its custodian, banks having assets in excess of $1 billion and the largest and most creditworthy (as determined by the Board of Trustees and the Adviser) securities dealers. In addition, the repurchase agreements will be fully collateralized by the underlying U.S. Government

                             INVESTMENT LIMITATIONS

         Fundamental.  The  investment  limitations  described  below  have been
         ------------
adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1.       Borrowing  Money.  The Fund will not borrow money,  except (a)
                  ---------  ------
from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2.       Senior  Securities. The Fund will not issue senior securities.
                  ------  -----------
This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

         3.       Underwriting.   The  Fund  will  not  act  as  underwriter  of
                 --------------
securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4.       Real  Estate.  The Fund will not purchase or sell real estate.
                 --------------
This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5.       Commodities.  The Fund will not  purchase or sell  commodities
                  ------------
unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6.       Loans.  The Fund will not make loans to other persons,  except
                  ------
(a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7.       Concentration.  The  Fund  will not  invest 25% or more of its
                  -------------
total assets in any particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental.  The following  limitations have been adopted by the Trust
     ----------------
with respect to the Fund and are
Non-Fundamental (see "Investment Restrictions" above).

         1.       Pledging.  The Fund will not mortgage,  pledge, hypothecate or
                  ---------
in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation
(1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         2.       Borrowing.  The Fund  will not  purchase  any  security  while
                  ----------
borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Fund will not enter into reverse repurchase agreements.

         3.       Margin  Purchases.  The Fund will not purchase  securities  or
                  ------  ----------
evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         4.       Options.  The Fund will not purchase or sell puts, calls,
                  -------
options or straddles.

         5.       Loans.  The Fund will not loan its portfolio securities.
                  ------

                             THE INVESTMENT ADVISER

         The Fund's investment adviser is Securities Management & Timing, Inc., 620 Woodmere Avenue, Suite B, Traverse City, Michigan 49686 (the "Adviser"). Craig M. Pauly is the sole shareholder and President of the Adviser.

         Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 4.95% of the average daily net assets of the Fund, minus the amount by which the Fund's total expenses (including organizational expenses, but excluding brokerage, taxes, interest and extraordinary expenses) exceeds 4.99%. The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future. For the period June 5, 1998 (inception) to May 31, 1999, the Fund paid fees of $539,107 to the Adviser.

         The Adviser retains the right to use the names "Securities Management & Timing" and "SMT" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the names "Securities Management & Timing" and "SMT" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

         Consistent with the Rules of Fair Practice of the National Association of Securities dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions. In addition, the Adviser (not the Fund) may compensate brokers and other intermediaries for directing assets to or retaining assets in the Fund. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

                              TRUSTEES AND OFFICERS

         The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk. As of June 30, 1999, the officers and trustees as a group owned less than one percent of the Fund.





===================================== -------------------------- ==================================================
            Name, Age                          Position                        Principal Occupations
            and Address                                                         During Past 5 Years
===================================== -------------------------- ==================================================
Craig M. Pauly *                      Trustee, President         Director and President of  Securities  Management
Age: 28                               and Treasurer              & Timing, Inc. since 1993.
620 Woodmere, Suite B
Traverse City, MI  49686
===================================== -------------------------- ==================================================
Brian D. Duddles                      Trustee, Secretary         Assistant  Vice  President of State  Savings Bank
Age: 36                                                          of Frankfort since 7/99;  Origination  Manager at
P.O. Box 1169                                                    Stone   Ridge   Mortgage   from   7/94  to  7/99;
Frankfort, MI  49635                                             Independent  Representative at Royal Alliance,  a
                                                                 broker/dealer, from 1993 to 1994.
===================================== -------------------------- ==================================================
Jeffrey T. Nowicki                    Trustee                    Partner  at  Lamothe &  Nowicki,  an  advertising
Age: 33                                                          company,   since   7/97;   Partner  at   Partners
25 W. Michigan Avenue                                            Advertising,  an advertising  company,  from 1/95
Suite 801                                                        to 7/97;  Economic  Development  Special Projects
Battle Creek, MI  49017                                          Director at Cereal City  Development  Corporation
                                                                 from 7/92 to 1/95.
===================================== ========================== ==================================================
Dr. Mark Gulow                        Trustee                    Director  of North  Flight,  a medical  emergency
Age: 43                                                          and  air  transportation  company,  from  7/93 to
401 Peninsula Knolls                                             present.
Traverse City, MI  49686
===================================== ========================== ==================================================


     Trustee fees are Trust expenses. The compensation paid to the Trustees of the Trust for the fiscal year ended May 31, 1999 is set forth in the following table.

================================ ============================================
                                        Total Compensation from Trust
             Name                   (the Trust is not in a Fund Complex)
================================ ============================================
Craig M. Pauly                                       $0
================================ ============================================
Brian D. Duddles                                   $1,000
================================ ============================================
Jeffrey T. Nowicki                                 $1,000
================================ ============================================
Dr. Mark Gulow                                     $1,000
================================ ============================================


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

         The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker.

         When the Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Adviser, taking into account such factors as the size of the individual orders and transaction costs, when the Adviser believes adjustment is reasonable. Transactions of advisory clients (including the Fund) may also be blocked with those of the Adviser. The Adviser will be permitted to participate in the blocked transaction only after all orders of advisory clients (including the Fund) are filled.

         For the period June 5, 1998 (inception) to May 31, 1999 the Fund paid brokerage commissions of $281,902.

                          DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.


                             INVESTMENT PERFORMANCE

         The Fund may periodically advertise "average annual total return." "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return (over the one, five and ten year periods) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                     P(1+T)n=ERV


        Where:    P       =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV               = ending  redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates, and that a complete redemption occurs at the end of the applicable period. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated. The Fund's average annual total return for the period June 5, 1998 (inception) to May 31, 1999 was 33.14%.

Nonstandardized Total Return
----------------------------

         The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from "average annual total return." A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for "average annual total return." In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation will always be accompanied by the Fund's "average annual total return" as described above.

         From time to time, in advertisements, sales literature and information furnished to present or to prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

                                    CUSTODIAN

         Firstar Bank, N.A., 425 Walnut Street, M.L. 6118, Cincinnati, Ohio 45202, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.


                        TRANSFER AGENT AND ADMINISTRATOR

         Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. In addition, Unified Fund Services, Inc., in its capacity as fund administrator and fund accountant, provides the Fund with certain monthly reports, record-keeping and other management-related services. For its services as administrator, Unified Fund Services, Inc. receives a monthly fee from the Adviser equal to an annual average rate of 0.08% of the Fund's average daily net assets, subject to an annual minimum fee of $17,500. For its services as fund accountant, Unified Fund Services, Inc. receives a monthly fee from the Adviser equal to an annual average rate of 0.07% of the Fund's average daily net assets, subject to an annual minimum fee of $17,500. For the period June 5, 1998 (inception) to May 31, 1999, the Adviser paid Unified Fund Services, Inc., on behalf of the Fund, $15,082.64 for fund administration services and $15,082.64 for fund accounting services.

                                   ACCOUNTANTS

         The firm of McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending May 31, 2000. McCurdy & Associates CPA's, Inc. performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.


                                   DISTRIBUTOR

         Unified Management Corporation, 431 North Pennsylvania Street, Indianapolis, Indiana 46204, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. Unified Management Corporation and Unified Fund Services, Inc. are wholly owned subsidiaries of Unified Financial Services, Inc.

                              FINANCIAL STATEMENTS

         The financial statements and independent auditors' report required to be included in this Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the fiscal year ended May 31, 1999. The Funds will provide the Annual Report without charge at written request or request by telephone.

                      Securities Management & Timing Funds


PART C.  OTHER INFORMATION
-------  -----------------


Item 23. Exhibits
-----------------

               (a) Articles of Incorporation. Copy of Registrant's Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Registration Statement, is hereby incorporated by reference.

               (b) By-Laws. Copy of Registrant's By-Laws, which was filed as an Exhibit to Registrant's Registration Statement, is hereby incorporated by reference.

               (c)  Instruments Defining Rights of Security Holders. - None.

               (d) Investment Advisory Contracts. Copy of Registrant's Management Agreement with its Adviser, Securities Management & Timing, Inc., which was filed as an Exhibit to Registrant's Pre-Effective Amendment No.2, is hereby incorporated by reference.

               (e) Underwriting Contracts. Copy of Registrant's Underwriting Agreement with Unified Management Corporation, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 2, is hereby incorporated by reference.

               (f)  Bonus or Profit Sharing Contracts. - None.


               (g) Custodian Agreements. Copy of Registrant's Agreement with the Custodian, Firstar Bank, N.A., which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 2, is hereby incorporated by reference.

               (h)  Other Material Contracts. - None.

               (i)  Legal  Opinion.
                    (i)  Opinion of Brown, Cummins & Brown Co., L.P.A. which was
                         filed  as  an  Exhibit  to  Registrant's   Registration
                         Statement,  is hereby  incorporated by reference.

                    (ii) Consent of Brown,  Cummins & Brown Co., L.P.A. is filed herewith.

               (j) Other Opinions. Consent of independent public accountants is filed herewith.

               (k)  Omitted Financial Statements. - None.

               (l) Initial Capital Agreements. Copy of Letter of Initial Stockholders, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 2, is hereby incorporated by reference.

               (m)  Rule 12b-1 Plan. - None.

               (n)  Financial Data Schedule. - None.

               (o)  Rule 18f-3 Plan - None.

               (p)  Power of Attorney.

                    (i) Power of Attorney for Registrant and Certificate with respect thereto, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 2, is hereby incorporated by reference.

                    (ii) Powers of Attorney for the Trustees and Officers, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 2, is hereby incorporated by reference.



Item 24. Persons Controlled by or Under Common Control with the Registrant
--------------------------------------------------------------------------
                  None.


Item 25. Indemnification
------------------------

                  (a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

                                            Section   6.4   Indemnification   of
                                            ------------------------------------
                                    Trustees,  Officers,  etc.  Subject  to  and
                                    ---------  ---------  ----
                                    except   as   otherwise   provided   in  the
                                    Securities Act of 1933, as amended,  and the
                                    1940 Act, the Trust shall  indemnify each of
                                    its Trustees and officers (including persons
                                    who  serve  at  the   Trust's   request   as
                                    directors,  officers  or trustees of another
                                    organization  in  which  the  Trust  has any
                                    interest  as  a  shareholder,   creditor  or
                                    otherwise  (hereinafter  referred  to  as  a
                                    "Covered  Person")  against all liabilities,
                                    including but not limited to amounts paid in
                                    satisfaction of judgments,  in compromise or
                                    as  fines  and   penalties,   and  expenses,
                                    including   reasonable    accountants'   and
                                    counsel fees, incurred by any Covered Person
                                    in   connection    with   the   defense   or
                                    disposition  of any  action,  suit or  other
                                    proceeding,   whether   civil  or  criminal,
                                    before  any  court  or   administrative   or
                                    legislative  body,  in  which  such  Covered
                                    Person may be or may have been involved as a
                                    party or otherwise or with which such person
                                    may be or may have been threatened, while in
                                    office or thereafter,  by reason of being or
                                    having  been  such  a  Trustee  or  officer,
                                    director  or  trustee,  and  except  that no
                                    Covered Person shall be indemnified  against
                                    any   liability   to   the   Trust   or  its
                                    Shareholders  to which such  Covered  Person
                                    would  otherwise  be  subject  by  reason of
                                    willful   misfeasance,   bad  faith,   gross
                                    negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

                                            Section 6.5  Advances  of  Expenses.
                                            -----------  --------  --  ---------
                                    The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

                                            Section  6.6   Indemnification   Not
                                            -------  ---   ---------------   ---
                                    Exclusive, etc. The right of indemnification
                                    ----------------
                                    provided  by this  Article  VI shall  not be
                                    exclusive  of or affect any other  rights to
                                    which  any  such   Covered   Person  may  be
                                    entitled.   As  used  in  this  Article  VI,
                                    "Covered Person" shall include such person's
                                    heirs, executors and administrators. Nothing
                                    contained in this  article  shall affect any
                                    rights to indemnification to which personnel
                                    of  the  Trust,   other  than  Trustees  and
                                    officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

                           The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

                  (b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

                    (c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26.          Business and Other Connections of Investment Adviser
---------       ------------------------------------------------------

                  A. Securities Management & Timing, Inc., 620 Woodmere Avenue, Suite B, Traverse City, MI 49686 ("SM&T"), adviser to The SMT Funds, is a registered investment adviser.

                    (1) SM&T, its officers and directors have engaged in no other business during the past two fiscal years.

Item 27. Principal Underwriters
-------- ----------------------

                  (a) Unified Management Corporation, the Registrant's distributor, acts as distributor for the following funds:

         Industry Leaders Fund              The Julius Baer Investment Funds
         104 Summit Ave.                    330 Madison Ave.
         Summit, NJ  07902                  New York, NY  10017

         Labrador Mutual Fund               Milestone Funds
         2344 Corte De La Jara              1 Executive Blvd.
         Pleasanton, CA  94566              Yonkers, NY  10701

         Saratoga Advantage Trust           Securities Management & Timing Funds
         1501 Franklin Ave.                 620 Woodmere Ave. Suite B
         Mineola, NY  11501                 Traverse City, MI  49686

         Sparrow Funds                      Firstar Select Funds
         225 S. Meramec Ave., Suite 732     431 N. Pennsylvania St.
         St. Louis, MO  63105               Indianapolis, IN  46204

         The Unified Funds                  Regional Opportunity Fund
         431 N. Pennsylvania St.            700 W. Pete Rose Way
         Indianapolis, IN  46204            Longworth Hall Suite 127
                                            Cincinnati, OH  45203


                  (b) Information with respect to each director and officer of Unified Management Corporation is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-23508).

                  (c)





                           Net
  Name of             Underwriting       Compensation
 Principal            Discounts and      on Redemption        Brokerage         Other
Underwriter            Commissions      and Repurchases      Commissions     Compensation
-----------            -----------      ---------------      -----------     ------------
Unified Management
Corporation               None             None                $2121            None






Item 28. Location of Accounts and Records
-------  ---------------------------------

                  Unified Fund Services, Inc.
                  431 N. Pennsylvania Street
                  Indianapolis, IN  46204

                  Will maintain physical possession of the accounts, books, and other documents required to be maintained by Rule 31a-1(b)(1), 31a-1(b)(2), and 31a-1(b)(4) through 31a-1(b)(11).

                  Firstar Bank, N.A.
                  425 Walnut Street
                  Cincinnati, OH  45202

                  Will maintain physical possession of the accounts, books, and other documents required to be maintained by Rule 31a-1(b)(3).

                  Unified Management Corporation
                  431 N. Pennsylvania Street
                  Indianapolis, IN  46204

                  Will maintain physical possession of the accounts, books, and other documents required to be maintained by a principal underwriter under by Rule 31a-1(d).

                  Securities Management & Timing, Inc.
                  620 Woodmere Avenue, Suite B
                  Traverse City, MI  49686

                  Will maintain physical possession of the accounts, books, and other documents required to be maintained by Rule 31a-1(f).

Item 29. Management Services
----------------------------

                  None.

Item 30. Undertakings
---------------------

                  None.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the 21 day of September, 1999.

                                           Securities Management & Timing Funds



                                           By: /s/ Donald S. Mendelsohn
                                           Donald S. Mendelsohn
                                           Attorney-in-Fact


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Craig M. Pauly, President and Trustee

Brian D. Duddles, Trustee

Mark Gulow, Trustee

Jeffrey T. Nowicki, Trustee


                                           By: /s/ Donald S. Mendelsohn
                                           Donald S. Mendelsohn
                                           Attorney-in-Fact
                                           September 21, 1999

                                  EXHIBIT INDEX

                                                                         PAGE

1.       Consent of Brown, Cummins & Brown Co., L.P.A..................EX-99.B10

2.       Consent of McCurdy & Associates, CPA's, Inc...................EX-99.B11